Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of total revenues

For the years ended December 31,	2025	2024
Revenue from contracts with customers
Stream and related interests
Gold	$164,139	$108,143
Silver	144,970	96,584
Other	—	842
Royalty interests	79,595	62,050
Revenue – other	—	1,372
Total revenues	$388,704	$268,991

For the years ended December 31	2025	2024
Revenue from contracts with customers
Stream and related interests
Northparkes	$109,653	$64,636
Cerro Lindo	92,601	69,876
Buriticá	21,808	16,352
El Mochito	19,727	274
Impala Bafokeng	18,583	13,998
Auramet	17,844	11,919
Bonikro	10,759	7,335
Agbaou	9,457	4,731
La Colorada	4,516	3,344
ATO	2,690	10,706
Other	1,471	2,398
	$309,109	$205,569
Royalty interests
Beta Hunt	$17,710	$11,605
Fosterville	11,411	9,907
Young-Davidson	8,384	6,397
Camino Rojo	7,706	6,732
Florida Canyon	7,125	4,959
Agbaou	6,750	2,975
Kensington	4,484	6,715
Stawell	4,062	3,337
Henty	3,191	1,639
Eagle River	1,868	997
Minera Florida	999	—
Other	5,905	6,787
	$79,595	$62,050
Revenue from contracts with customers	$388,704	$267,619
Revenue – other	$—	$1,372
Total revenues	$388,704	$268,991